Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-Term Debt [Abstract]
Summary Of Long Term Debt

Lender	Balance at December 31, 2016	Interest rate at December 31, 2016	Maturity	Amortization provision	Properties encumbered at December 31, 2016	Balance at December 31, 2015
Fixed rate debt
Western Alliance Bank	$4,806	7.17%	02/2017	15 years	2	$10,819
Western Alliance Bank	2,803	4.75%	02/2018	15 years	2	3,864
Cantor Commercial Real Estate Lending	5,713	4.25%	11/2017	30 years	1	5,826
Morgan Stanley Mortgage Capital Holdings, LLC	912	5.83%	12/2017	25 years	4	27,542
Great Western Bank (7)	14,326	4.33%	12/2021	25 years	1	-
Great Western Bank (7)	1,599	4.33%	12/2021	7 years	-	-
Total fixed rate debt	30,159					48,051

Variable rate debt
Great Western Bank (6)	-	4.75% (1)	06/2018	Interest only	2	3,215
Western Alliance Bank	4,882	4.18% (2)	11/2020	25 years	1	4,990
Western Alliance Bank	9,863	4.18% (2)	11/2020	25 years	1	10,079
The Huntington National Bank	7,361	2.87% (3)	11/2020	25 years	3	9,981
LMREC 2015 - CREI, Inc. (Latitude)	11,124	7.00% (4)	05/2018	$12 monthly (5)	1	11,220
Total variable rate debt	33,230				18	39,485

Total long-term debt	$63,389					$87,536
Less: Deferred financing costs	(669)					(1,525)
Total long-term debt, net of deferred financing costs	62,720					86,011
Less: Long-term debt related to hotel properties held for sale, net of deferred financing costs of $55 and $736	(5,945)					(41,344)

Long-term debt related to hotel properties held for use, net of deferred financing costs of $614 and $789	$56,775					$44,667

(1) Prime rate plus 1%; was fixed rate debt at 4.5% prior to amendment on June 5, 2015

(2) 90-day LIBOR plus 3.25%

(3) 30-day LIBOR plus 2.25%, fixed at 4.13% after giving effect to interest rate swap

(4) 30-day LIBOR plus 6.25% 30-day LIBOR capped at 1.0% after giving effect to market rate cap (see Note 8)

(5) $12 monthly payment began May 2016

(6) Total availability under this revolving credit facility was $1,234 at December 31, 2015; commitment fee on unused facility is 0.25%

(7) Both loans are collateralized by Aloft Leawood

Aggregate Annual Principal Payments On Debt Associated With Assets Held For Use And Held For Sale

	Held for sale	Held for use	Total
2017	$1,574	$11,333	$12,907
2018	2,603	12,065	14,668
2019	52	1,120	1,172
2020	1,771	19,199	20,970
2021	-	13,672	13,672
Total	$6,000	$57,389	$63,389